Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Inventories Abstract
Schedule of inventory

	2023	2022

Finished goods	7,164	8,558
Semi-finished goods	505	663
Raw materials, production inputs and packaging	2,480	2,748
Maintenance materials	934	870
Advances to suppliers	157	124
Imports in transit	1,292	1,067
Total	12,532	14,030